Growing Crops (Tables)	12 Months Ended
Dec. 31, 2015
Growing Crops Tables
Cultivation Costs
	Gingko trees	Grape vine	Total
	$	$	$
Balance, December 31, 2013 and 2014	—	—	—
Acquisition of seeds or seedlings	—	1,078	1,078
Amortization of agricultural machine	1,040	—	1,040
Land lease	113,931	—	113,931
Labour	804	—	804
Materials	2,945	—	2,945
Machine operation	3,879	—	3,879
Miscellaneous	3,178	—	3,178
Technical consultants	5,313	—	5,313
Balance, December 31, 2015	131,090	1,078	132,168